Financial liabilities - Summary of Short Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 5,464,469	¥ 5,487,959
Short-term debt (Principally from bank) [Member]
Disclosure of detailed information about borrowings [line items]
Short-term debt (Principally from bank)	1,552,166	1,387,832
Commercial paper [Member]
Disclosure of detailed information about borrowings [line items]
Commercial paper	¥ 3,912,303	¥ 4,100,127